Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2024	Mar. 31, 2024
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 114,175	¥ 288,662
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(8,315)	(20,561)
Available-for-sale debt Securities, 12 months or more Fair value	801,192	605,941
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(332,633)	(255,076)
Available-for-sale debt Securities, Total Fair value	915,367	894,603
Available-for-sale debt Securities, Total Gross unrealized losses	(340,948)	(275,637)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	114,175	288,662
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(8,315)	(20,561)
Available-for-sale debt Securities, 12 months or more Fair value	801,192	605,941
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(332,633)	(255,076)
Available-for-sale debt Securities, Total Fair value	915,367	894,603
Available-for-sale debt Securities, Total Gross unrealized losses	(340,948)	(275,637)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	54,985	81,368
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(753)	(573)
Available-for-sale debt Securities, 12 months or more Fair value	228,194	234,289
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(23,684)	(26,011)
Available-for-sale debt Securities, Total Fair value	283,179	315,657
Available-for-sale debt Securities, Total Gross unrealized losses	(24,437)	(26,584)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	53,750	80,058
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(673)	(488)
Available-for-sale debt Securities, 12 months or more Fair value	224,634	230,512
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(23,530)	(25,848)
Available-for-sale debt Securities, Total Fair value	278,384	310,570
Available-for-sale debt Securities, Total Gross unrealized losses	(24,203)	(26,336)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	89,296	113,066
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,963)	(1,317)
Available-for-sale debt Securities, 12 months or more Fair value	429,753	418,666
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(89,968)	(81,225)
Available-for-sale debt Securities, Total Fair value	519,049	531,732
Available-for-sale debt Securities, Total Gross unrealized losses	(91,931)	(82,542)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	89,296	113,066
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,963)	(1,317)
Available-for-sale debt Securities, 12 months or more Fair value	429,753	418,666
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(89,968)	(81,225)
Available-for-sale debt Securities, Total Fair value	519,049	531,732
Available-for-sale debt Securities, Total Gross unrealized losses	(91,931)	(82,542)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	7,847	3,482
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(83)	(79)
Available-for-sale debt Securities, 12 months or more Fair value	22,246	35,880
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,192)	(1,696)
Available-for-sale debt Securities, Total Fair value	30,093	39,362
Available-for-sale debt Securities, Total Gross unrealized losses	(1,275)	(1,775)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	7,847	3,482
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(83)	(79)
Available-for-sale debt Securities, 12 months or more Fair value	22,246	35,880
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,192)	(1,696)
Available-for-sale debt Securities, Total Fair value	30,093	39,362
Available-for-sale debt Securities, Total Gross unrealized losses	(1,275)	(1,775)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	10,999	46,950
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,512)	(2,557)
Available-for-sale debt Securities, 12 months or more Fair value	41,206	52,382
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(4,398)	(3,356)
Available-for-sale debt Securities, Total Fair value	52,205	99,332
Available-for-sale debt Securities, Total Gross unrealized losses	(5,910)	(5,913)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	10,922	45,517
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,451)	(2,474)
Available-for-sale debt Securities, 12 months or more Fair value	40,850	51,812
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(4,097)	(2,932)
Available-for-sale debt Securities, Total Fair value	51,772	97,329
Available-for-sale debt Securities, Total Gross unrealized losses	(5,548)	(5,406)
Available-for-sale debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	277,302	533,528
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(12,626)	(25,087)
Available-for-sale debt Securities, 12 months or more Fair value	1,522,591	1,347,158
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(451,875)	(367,364)
Available-for-sale debt Securities, Total Fair value	1,799,893	1,880,686
Available-for-sale debt Securities, Total Gross unrealized losses	(464,501)	(392,451)
Available-for-sale debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	275,990	530,785
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(12,485)	(24,919)
Available-for-sale debt Securities, 12 months or more Fair value	1,518,675	1,342,811
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(451,420)	(366,777)
Available-for-sale debt Securities, Total Fair value	1,794,665	1,873,596
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (463,905)	¥ (391,696)